Common Stock Note: Schedule of Employee Stock Incentive Plan, Valuation Assumptions (Tables)	12 Months Ended
Jan. 31, 2013
Tables/Schedules
Schedule of Employee Stock Incentive Plan, Valuation Assumptions
September 2, 2011
Risk-free interest rate	0.20%
Expected life of options (years)	2
Expected annualized volatility	246%
Expected dividend rate	-%